Financial Instruments and Derivatives Financial Instruments, Except for Investment in Direct Financing Leases, Investment in Subsidiaries and Affiliates, Pension Obligations and Insurance Contracts (Detail)
In Millions, unless otherwise specified
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2012 Trading Instruments Level 1 USD ($)	Mar. 31, 2012 Trading Instruments Level 1 JPY (¥)	Mar. 31, 2012 Trading Instruments Level 2 USD ($)	Mar. 31, 2012 Trading Instruments Level 2 JPY (¥)	Mar. 31, 2012 Trading Instruments Level 3 USD ($)	Mar. 31, 2012 Trading Instruments Level 3 JPY (¥)	Mar. 31, 2012 Trading Instruments Futures, Foreign exchange contracts Level 1 USD ($)	Mar. 31, 2012 Trading Instruments Futures, Foreign exchange contracts Level 1 JPY (¥)	Mar. 31, 2012 Trading Instruments Futures, Foreign exchange contracts Level 2 USD ($)	Mar. 31, 2012 Trading Instruments Futures, Foreign exchange contracts Level 2 JPY (¥)	Mar. 31, 2012 Trading Instruments Futures, Foreign exchange contracts Level 3 USD ($)	Mar. 31, 2012 Trading Instruments Futures, Foreign exchange contracts Level 3 JPY (¥)	Mar. 31, 2012 Trading Instruments Credit derivatives held/written Level 1 USD ($)	Mar. 31, 2012 Trading Instruments Credit derivatives held/written Level 1 JPY (¥)	Mar. 31, 2012 Trading Instruments Credit derivatives held/written Level 2 USD ($)	Mar. 31, 2012 Trading Instruments Credit derivatives held/written Level 2 JPY (¥)	Mar. 31, 2012 Trading Instruments Credit derivatives held/written Level 3 USD ($)	Mar. 31, 2012 Trading Instruments Credit derivatives held/written Level 3 JPY (¥)	Mar. 31, 2012 Trading Instruments Options Held (Written), Caps Held and Other Level 1 USD ($)	Mar. 31, 2012 Trading Instruments Options Held (Written), Caps Held and Other Level 1 JPY (¥)	Mar. 31, 2012 Trading Instruments Options Held (Written), Caps Held and Other Level 2 USD ($)	Mar. 31, 2012 Trading Instruments Options Held (Written), Caps Held and Other Level 2 JPY (¥)	Mar. 31, 2012 Trading Instruments Options Held (Written), Caps Held and Other Level 3 USD ($)	Mar. 31, 2012 Trading Instruments Options Held (Written), Caps Held and Other Level 3 JPY (¥)	Mar. 31, 2012 Non Trading Instruments Futures, Foreign exchange contracts Level 1 USD ($)	Mar. 31, 2012 Non Trading Instruments Futures, Foreign exchange contracts Level 1 JPY (¥)	Mar. 31, 2012 Non Trading Instruments Futures, Foreign exchange contracts Level 2 USD ($)	Mar. 31, 2012 Non Trading Instruments Futures, Foreign exchange contracts Level 2 JPY (¥)	Mar. 31, 2012 Non Trading Instruments Futures, Foreign exchange contracts Level 3 USD ($)	Mar. 31, 2012 Non Trading Instruments Futures, Foreign exchange contracts Level 3 JPY (¥)	Mar. 31, 2012 Non Trading Instruments Assets Level 1 USD ($)	Mar. 31, 2012 Non Trading Instruments Assets Level 1 JPY (¥)	Mar. 31, 2012 Non Trading Instruments Assets Level 2 USD ($)	Mar. 31, 2012 Non Trading Instruments Assets Level 2 JPY (¥)	Mar. 31, 2012 Non Trading Instruments Assets Level 3 USD ($)	Mar. 31, 2012 Non Trading Instruments Assets Level 3 JPY (¥)	Mar. 31, 2012 Non Trading Instruments Investment in securities Level 1 USD ($)		Mar. 31, 2012 Non Trading Instruments Investment in securities Level 1 JPY (¥)		Mar. 31, 2012 Non Trading Instruments Investment in securities Level 2 USD ($)		Mar. 31, 2012 Non Trading Instruments Investment in securities Level 2 JPY (¥)		Mar. 31, 2012 Non Trading Instruments Investment in securities Level 3 USD ($)		Mar. 31, 2012 Non Trading Instruments Investment in securities Level 3 JPY (¥)		Mar. 31, 2012 Non Trading Instruments Liabilities Level 1 USD ($)	Mar. 31, 2012 Non Trading Instruments Liabilities Level 1 JPY (¥)	Mar. 31, 2012 Non Trading Instruments Liabilities Level 2 USD ($)	Mar. 31, 2012 Non Trading Instruments Liabilities Level 2 JPY (¥)	Mar. 31, 2012 Non Trading Instruments Liabilities Level 3 USD ($)	Mar. 31, 2012 Non Trading Instruments Liabilities Level 3 JPY (¥)	Mar. 31, 2012 Non Trading Instruments Foreign currency swap agreements Level 1 USD ($)	Mar. 31, 2012 Non Trading Instruments Foreign currency swap agreements Level 1 JPY (¥)	Mar. 31, 2012 Non Trading Instruments Foreign currency swap agreements Level 2 USD ($)	Mar. 31, 2012 Non Trading Instruments Foreign currency swap agreements Level 2 JPY (¥)	Mar. 31, 2012 Non Trading Instruments Foreign currency swap agreements Level 3 USD ($)	Mar. 31, 2012 Non Trading Instruments Foreign currency swap agreements Level 3 JPY (¥)	Mar. 31, 2012 Non Trading Instruments Interest rate swap agreements Level 1 USD ($)	Mar. 31, 2012 Non Trading Instruments Interest rate swap agreements Level 1 JPY (¥)	Mar. 31, 2012 Non Trading Instruments Interest rate swap agreements Level 2 USD ($)	Mar. 31, 2012 Non Trading Instruments Interest rate swap agreements Level 2 JPY (¥)	Mar. 31, 2012 Non Trading Instruments Interest rate swap agreements Level 3 USD ($)	Mar. 31, 2012 Non Trading Instruments Interest rate swap agreements Level 3 JPY (¥)	Mar. 31, 2012 Carrying amount Trading Instruments USD ($)	Mar. 31, 2012 Carrying amount Trading Instruments JPY (¥)	Mar. 31, 2011 Carrying amount Trading Instruments JPY (¥)	Mar. 31, 2012 Carrying amount Trading Instruments Futures, Foreign exchange contracts USD ($)	Mar. 31, 2012 Carrying amount Trading Instruments Futures, Foreign exchange contracts JPY (¥)	Mar. 31, 2011 Carrying amount Trading Instruments Futures, Foreign exchange contracts JPY (¥)	Mar. 31, 2012 Carrying amount Trading Instruments Credit derivatives held/written USD ($)	Mar. 31, 2012 Carrying amount Trading Instruments Credit derivatives held/written JPY (¥)	Mar. 31, 2011 Carrying amount Trading Instruments Credit derivatives held/written JPY (¥)	Mar. 31, 2011 Carrying amount Trading Instruments Options held/written, Caps held JPY (¥)	Mar. 31, 2012 Carrying amount Trading Instruments Options Held (Written), Caps Held and Other USD ($)	Mar. 31, 2012 Carrying amount Trading Instruments Options Held (Written), Caps Held and Other JPY (¥)	Mar. 31, 2012 Carrying amount Non Trading Instruments Futures, Foreign exchange contracts USD ($)	Mar. 31, 2012 Carrying amount Non Trading Instruments Futures, Foreign exchange contracts JPY (¥)	Mar. 31, 2011 Carrying amount Non Trading Instruments Futures, Foreign exchange contracts JPY (¥)	Mar. 31, 2012 Carrying amount Non Trading Instruments Assets USD ($)	Mar. 31, 2012 Carrying amount Non Trading Instruments Assets JPY (¥)	Mar. 31, 2011 Carrying amount Non Trading Instruments Assets JPY (¥)	Mar. 31, 2012 Carrying amount Non Trading Instruments Investment in securities USD ($)		Mar. 31, 2012 Carrying amount Non Trading Instruments Investment in securities JPY (¥)		Mar. 31, 2011 Carrying amount Non Trading Instruments Investment in securities JPY (¥)		Mar. 31, 2012 Carrying amount Non Trading Instruments Liabilities USD ($)	Mar. 31, 2012 Carrying amount Non Trading Instruments Liabilities JPY (¥)	Mar. 31, 2011 Carrying amount Non Trading Instruments Liabilities JPY (¥)	Mar. 31, 2012 Carrying amount Non Trading Instruments Foreign currency swap agreements USD ($)	Mar. 31, 2012 Carrying amount Non Trading Instruments Foreign currency swap agreements JPY (¥)	Mar. 31, 2011 Carrying amount Non Trading Instruments Foreign currency swap agreements JPY (¥)	Mar. 31, 2012 Carrying amount Non Trading Instruments Interest rate swap agreements USD ($)	Mar. 31, 2012 Carrying amount Non Trading Instruments Interest rate swap agreements JPY (¥)	Mar. 31, 2011 Carrying amount Non Trading Instruments Interest rate swap agreements JPY (¥)	Mar. 31, 2012 Estimated fair value Trading Instruments USD ($)	Mar. 31, 2012 Estimated fair value Trading Instruments JPY (¥)	Mar. 31, 2011 Estimated fair value Trading Instruments JPY (¥)	Mar. 31, 2012 Estimated fair value Trading Instruments Futures, Foreign exchange contracts USD ($)	Mar. 31, 2012 Estimated fair value Trading Instruments Futures, Foreign exchange contracts JPY (¥)	Mar. 31, 2011 Estimated fair value Trading Instruments Futures, Foreign exchange contracts JPY (¥)	Mar. 31, 2012 Estimated fair value Trading Instruments Credit derivatives held/written USD ($)	Mar. 31, 2012 Estimated fair value Trading Instruments Credit derivatives held/written JPY (¥)	Mar. 31, 2011 Estimated fair value Trading Instruments Credit derivatives held/written JPY (¥)	Mar. 31, 2011 Estimated fair value Trading Instruments Options held/written, Caps held JPY (¥)	Mar. 31, 2012 Estimated fair value Trading Instruments Options Held (Written), Caps Held and Other USD ($)	Mar. 31, 2012 Estimated fair value Trading Instruments Options Held (Written), Caps Held and Other JPY (¥)	Mar. 31, 2012 Estimated fair value Non Trading Instruments Futures, Foreign exchange contracts USD ($)	Mar. 31, 2012 Estimated fair value Non Trading Instruments Futures, Foreign exchange contracts JPY (¥)	Mar. 31, 2011 Estimated fair value Non Trading Instruments Futures, Foreign exchange contracts JPY (¥)	Mar. 31, 2012 Estimated fair value Non Trading Instruments Assets USD ($)	Mar. 31, 2012 Estimated fair value Non Trading Instruments Assets JPY (¥)	Mar. 31, 2011 Estimated fair value Non Trading Instruments Assets JPY (¥)	Mar. 31, 2012 Estimated fair value Non Trading Instruments Investment in securities USD ($)		Mar. 31, 2012 Estimated fair value Non Trading Instruments Investment in securities JPY (¥)		Mar. 31, 2011 Estimated fair value Non Trading Instruments Investment in securities JPY (¥)		Mar. 31, 2012 Estimated fair value Non Trading Instruments Liabilities USD ($)	Mar. 31, 2012 Estimated fair value Non Trading Instruments Liabilities JPY (¥)	Mar. 31, 2011 Estimated fair value Non Trading Instruments Liabilities JPY (¥)	Mar. 31, 2012 Estimated fair value Non Trading Instruments Foreign currency swap agreements USD ($)	Mar. 31, 2012 Estimated fair value Non Trading Instruments Foreign currency swap agreements JPY (¥)	Mar. 31, 2011 Estimated fair value Non Trading Instruments Foreign currency swap agreements JPY (¥)	Mar. 31, 2012 Estimated fair value Non Trading Instruments Interest rate swap agreements USD ($)	Mar. 31, 2012 Estimated fair value Non Trading Instruments Interest rate swap agreements JPY (¥)	Mar. 31, 2011 Estimated fair value Non Trading Instruments Interest rate swap agreements JPY (¥)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Trading securities	$ 156	¥ 12,817		¥ 71,991			$ 5	¥ 384	$ 151	¥ 12,433	$ 0	¥ 0																																																													$ 156	¥ 12,817	¥ 71,991																															$ 156	¥ 12,817	¥ 71,991
Assets	101,653	8,354,874		8,581,582	7,739,800								7	649	1	43	0	0	0	0	1	97	0	0	0	0	8	631	64	5,293	0	0	4	335	0	0																									0	0	67	5,540	0	0	0	0	56	4,624	0	0				8	692	1,524	1	97	49	3,467	72	5,924	4	335	1,109													67	5,540	14,766	56	4,624	2,070				8	692	1,524	1	97	49	3,467	72	5,924	4	335	1,109													67	5,540	14,766	56	4,624	2,070
Liabilities	83,725	6,881,369		7,206,652									5	412	1	70	0	0	0	0	0	23	0	0	0	0	54	4,430	0	0	0	0	61	5,015	0	0																									0	0	66	5,432	0	0	0	0	16	1,277	0	0				6	482	1,254	0	23	236	2,071	54	4,430	61	5,015	3,714													66	5,432	33,481	16	1,277	1,320				6	482	1,254	0	23	236	2,071	54	4,430	61	5,015	3,714													66	5,432	33,481	16	1,277	1,320
Cash and Cash Equivalents	9,574	786,892	8,908	732,127	639,087	459,969																															9,574	786,892	0	0	0	0																																														9,574	786,892	732,127																															9,574	786,892	732,127
Restricted Cash	1,500	123,295		118,065																																	1,500	123,295	0	0	0	0																																														1,500	123,295	118,065																															1,500	123,295	118,065
Time Deposits	293	24,070		5,148																																	0	0	293	24,070	0	0																																														293	24,070	5,148																															293	24,070	5,148
Installment loans (net of allowance for probable loan losses)																																					0	0	960	78,934	31,516	2,590,262																																														32,244	2,650,162	2,850,215																															32,476	2,669,196	2,860,886
Practicable to estimate fair value																																											2,105		173,056		6,346		521,603		2,965		243,655																																						11,382		935,495		937,129																													11,416		938,314		937,541
Not practicable to estimate fair value																																											0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]																																					2,422	[1]	199,078	[1]	166,261	[2]																												2,422	[1]	199,078	[1]	166,261	[2]
Short-term debt	5,572	457,973		478,633																																																			0	0	5,572	457,973	0	0																																					5,572	457,973	478,633																															5,572	457,973	478,633
Deposits	13,426	1,103,514		1,065,175																																																			0	0	13,474	1,107,440	0	0																																					13,426	1,103,514	1,065,175																															13,474	1,107,440	1,070,513
Long-term debt	$ 51,922	¥ 4,267,480		¥ 4,531,268																																																			$ 0	¥ 0	$ 18,148	¥ 1,491,620	$ 33,715	¥ 2,770,992																																					$ 51,922	¥ 4,267,480	¥ 4,531,268																															$ 51,863	¥ 4,262,612	¥ 4,491,271

[1]	The fair value of investment securities of ¥199,078 million ($2,422 million) was not estimated, as it was not practical.
[2]	The fair value of investment securities of ¥166,261 million was not estimated, as it was not practical.